SUPPLEMENT DATED FEBRUARY 9, 2009

TO PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY SELECT FOUR,
COLUMBIA ALL-STAR FREEDOM, COLUMBIA ALL-STAR,
COLUMBIA ALL-STAR TRADITIONS, AND COLUMBIA ALL-STAR EXTRA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

On May 1, 2009, the name of the following investment option will be changed to:

Old Name	New Name

AllianceBernstein Global Technology Portfolio	AllianceBernstein Global Thematic Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Selects, Columbia All-Stars, Accolade, Focus II (US)                                                                                                                                           2/2009